Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Parent Company Balance Sheets
	As of December 31,
	2021	2022
ASSETS
Investment in subsidiaries	$-	$
Total assets	-

LIABILITIES AND SHAREHOLDERS’ EQUITY
Deficit in investment in subsidiaries	21,436		5,284
Total liabilities	21,436		5,284

Shareholders’ deficit
Ordinary shares (par value of US0.00005 per share; 225,000,000 shares authorized as of December 31, 2021 and 2022; 225,000,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11		11
Convertible Preferred shares (par value US0.00005; 45,614,646 Series A preferred shares, 27,053,437 limited Series A preferred shares and 121,000,531 Series B preferred shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)	10		10
Additional paid in capital	75,091		95,751
Accumulated deficit	(96,548)		(101,056)
Total shareholders’ deficit	$(21,436)		$(5,284)
TOTAL LIABILITIES AND DEFICIT	$-		$-

Schedule of Condensed Parent Company Statements of Operations
	For the years ended December 31,
	2020	2021	2022
Operating loss:
Share of loss of subsidiaries	$(12,993)	$(23,721)	(6,669)

Loss before income tax expense	(12,993)	(23,721)	(6,669)
Income tax expense	-	-	-
Net loss	$(12,993)	$(23,721)	(6,669)

Schedule of Condensed Parent Company Statements of Cash Flow
For the years ended December 31,
	2021	2022	2022
Cash flows from operating activities
Cash flows from investing activities	$-	$-	$-
Cash flows from financing activities	-	-	-
Net increase in cash and restricted cash	-	-	-
Cash and restricted cash, at beginning of year	-	-	-
Cash and restricted cash, at end of year	$-	$-	$-